Income Taxes (Details 1) - CAD ($)	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Income Taxes
Non-capital losses carried forward - Canada	$ 5,370,460	$ 5,154,600	$ 1,313,096
Share issue costs	12,590	16,790	5,621
Capital losses carry forwards			28,070
Oil and gas interests			76,713
Unrecognized deferred tax asset	$ 5,383,050	$ 5,171,390	$ 1,423,500